Related Party Transactions - Compensation to Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 15	$ 19
Share-based compensation	31	53
Post-employment benefits	3	3
Termination benefits	12	23
Total	$ 61	$ 98